EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 46,472,376	$ 40,640,221
Dividend income from investment	8,223
Fees paid by the plan to affiliates	$ 79,229
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	12,645	11,382
Investments at fair value	$ 326,625	$ 235,604